                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
   Address:      1000 Sherbrooke West, Suite 2120
                 Montreal, QC H3A 3GA Canada

Form 13F File Number: 28-10673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
Title:   Chief Executive Officer
Phone:   514-849-8777

Signature, Place, and Date of Signing:

/s/ Jerome Pfund, Chief Executive Officer   Montreal, Quebec, Canada
-----------------------------------------   ------------------------
               [Signature]                      [City, State]

                 November 9, 2006
                 ----------------
                     [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 58
                                        --------------------

Form 13F Information Table Value Total: $1,939,705
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                     SECTORAL ASSET MANAGEMENT INC.
                      FORM 13F INFORMATION TABLE
                 FOR THE PERIOD ENDED SEPTEMBER 30, 2006

      COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------- -------------- --------- --------   --------------------  ---------- -------- ----------------------
                                                     VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------- -------------- --------- --------   --------- ----- ----  ---------- -------- ------ -------- ------
ALEXION PHARM INC             COMMON     15351109      89,466  2632899    SH          SOLE               45467 2025432  562000
ALKERMES INC                  COMMON     01642T108     10,258   647210    SH          SOLE               28010  402200  217000
ALLERGAN INC                  COMMON     18490102      12,331   109500    SH          SOLE                   0  109500       0
ALNYLAM PHARMACUETCL          COMMON     02043Q107     14,988  1040141    SH          SOLE              153552  580172  306417
AMGEN INC                     COMMON     31162100      93,339  1304893    SH          SOLE               60993 1013000  230900
AMYLIN PHARM INC              COMMON     32346108      92,441  2097600    SH          SOLE               66100 1830000  201500
ANADYS PHARMACEUTICL          COMMON     03252Q408      8,059  2778960    SH          SOLE               58910 2029044  691006
ANDRX GROUP                   COMMON     34553107       4,561   186700    SH          SOLE                   0  186700       0
AXONYX INC                    COMMON     05461R101        750   833127    SH          SOLE              833127       0       0
BARR PHARMACEUTICALS          COMMON     68306109      13,763   264972    SH          SOLE               16972  217000   31000
BIOGEN IDEC INC               COMMON     09062X103     55,783  1248510    SH          SOLE               24010  953000  271500
BRISTOL MYERS SQUIBB          COMMON     110122108      6,666   267514    SH          SOLE               26014       0  241500
CELGENE CORP                  COMMON     151020104    124,352  2871865    SH          SOLE               84900 2416865  370100
COTHERIX INC                  COMMON     22163T103     18,380  2603428    SH          SOLE              372712 1931586  299130
CRITICAL THERAPEUTIC          COMMON     22674T105      5,582  2325792    SH          SOLE              535792 1093000  697000
CV THERAPEUTICS INC           COMMON     126667104     41,589  3733293    SH          SOLE              284464 2850429  598400
DOV PHARMACEUTICAL            COMMON     259858108        477   530424    SH          SOLE                   0  530424       0
ELI LILLY & CO                COMMON     532457108     20,470   359130    SH          SOLE               45330       0  313800
ENDO PHARM HLDGS INC          COMMON     29264F205     15,335   471120    SH          SOLE                 560  470560       0
FOREST LABS INC               COMMON     345838106     18,574   367000    SH          SOLE                   0  367000       0
GENZYME CORP                  COMMON     372917104    138,649  2054966    SH          SOLE               66971 1702695  285300
GILEAD SCIENCES INC           COMMON     375558103    161,322  2345826    SH          SOLE               80576 1887100  378150
HANA BIOSCIENCE               COMMON     40963P105     11,095  1617361    SH          SOLE              305061  671700  640600
HUMAN GENOME SCI              COMMON     444903108     62,007  5373189    SH          SOLE              276230 4566559  530400
ICOS CORP                     COMMON     449295104     80,862  3226739    SH          SOLE              184927 2450812  591000
ILLUMINA INC                  COMMON     452327109     59,705  1807065    SH          SOLE               69800 1559227  178038
INTERMUNE INC                 COMMON     45884X103     49,095  2989952    SH          SOLE                   0 2682452  307500
INVITROGEN CORP               COMMON     46185R100     55,780   879666    SH          SOLE                   0  791466   88200
K V PHARMACEUTICAL            CLASS A    482740206      6,591   278100    SH          SOLE                   0  278100       0
KERYX BIOPHARMACEUT           COMMON     492515101     19,187  1621870    SH          SOLE                   0 1446870  175000
MEDICINES CO                  COMMON     584688105     69,600  3085110    SH          SOLE               27510 2548200  509400
MEDIMMUNE INC                 COMMON     584699102     47,505  1623000    SH          SOLE                   0 1461000  162000
MEDTRONIC INC                 COMMON     585055106      2,398    51640    SH          SOLE                6640       0   45000
MILLENNIUM PHARMA             COMMON     599902103     36,451  3667079    SH          SOLE                   0 3276079  391000
MOMENTA PHARMACEUTIC          COMMON     60877T100     16,494  1219938    SH          SOLE               79981  597757  542200

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
      COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------- -------------- --------- --------   --------------------  ---------- -------- ----------------------
                                                     VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------- -------------- --------- --------   --------- ----- ----  ---------- -------- ------ -------- ------
MYLAN LABS INC                COMMON     628530107      4,408   219000    SH          SOLE                   0  219000       0
MYOGEN INC                    COMMON     62856E104     46,152  1315634    SH          SOLE               73122 1107012  135500
NEUROCRINE BIOSCIENC          COMMON     64125C109      2,317   215568    SH          SOLE              192468       0   23100
NOVARTIS AG                   ADR        66987V109      1,740    29768    SH          SOLE               29768       0       0
NOVEN PHARMACEUTICAL          COMMON     670009109      4,366   181000    SH          SOLE                   0  181000       0
NOVO-NORDISK AS               ADR        670100205        566     7600    SH          SOLE                7600       0       0
ONYX PHARMACEUTICALS          COMMON     683399109     79,262  4584270    SH          SOLE              279040 3361530  943700
OSI PHARMACEUTICALS           COMMON     671040103     72,633  1935322    SH          SOLE               14570 1626152  294600
PFIZER INC                    COMMON     717081103     17,014   599941    SH          SOLE               77141       0  522800
PHARMION CORP                 COMMON     71715B409     43,920  2038057    SH          SOLE                   0 1832457  205600
PROGENICS PHARMACEUT          COMMON     743187106     49,760  2121048    SH          SOLE              143627 1756521  220900
QLT INC                       COMMON     746927102     14,320  1884159    SH          SOLE               89159 1195000  600000
RENOVIS INC                   COMMON     759885106      2,290   166400    SH          SOLE               18400       0  148000
SAVIENT PHARMA                COMMON     80517Q100      9,444  1450758    SH          SOLE              328958  550000  571800
SCHERING PLOUGH CORP          COMMON     806605101     12,480   564962    SH          SOLE               72962       0  492000
SCIELE PHARMA INC             COMMON     808627103      4,522   240000    SH          SOLE                   0  240000       0
SEPRACOR INC                  COMMON     817315104     14,953   308700    SH          SOLE                   0  302800    5900
SHIRE PLC                     ADR        82481R106     10,323   209000    SH          SOLE                   0  209000       0
SIRNA THERAPEUTICS            COMMON     829669100     15,696  2817966    SH          SOLE              382429 1632737  802800
TANOX INC                     COMMON     87588Q109     44,656  3777966    SH          SOLE              206897 2681069  890000
TARO PHARM INDS LTD           ORD        M8737E108      7,767   584016    SH          SOLE               41564  466373   76079
TEVA PHARMACEUTICAL           ADR        881624209     10,171   298350    SH          SOLE                 350  298000       0
WATSON PHARMACEUTCLS          COMMON     942683103      7,040   269000    SH          SOLE                   0  269000       0

                                                    1,939,705